SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principle of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in our financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, valuation of ordinary shares, warrants, share options, valuation allowance for deferred income tax assets, useful lives for property and equipment, right-of-use (“ROU”) assets, operating lease liabilities and share-based compensation. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Accordingly, actual results could differ from those estimates.

Risk and uncertainties

The product candidates developed by the Company require approvals from the U.S. Food and Drug Administration (“FDA”) or foreign regulatory agencies prior to commercial sales. There can be no assurance that the Company’s current and future product candidates will receive the necessary approvals or be commercially successful. If the approval is denied or delayed, it will have a material adverse impact on the business and consolidated financial statements of the Company.

Generally, the industry in which the Company operates subjects the Company to a number of other risks and uncertainties that can affect its operating results and financial condition. Such factors include, but are not limited to: the timing, costs and results of clinical trials and other development activities versus expectations; the ability to manufacture products successfully; competition from products sold or being developed by other companies; the price of, and demand for products once approved; the ability to negotiate favorable licensing or other manufacturing and marketing agreements for its products.

The COVID-19 or other pandemic may have an impact on the Company enrollment. For example, government orders and site policies on account of the COVID-19 or other pandemic may result some patients unwilling or unable to travel to study sites, enroll in our studies or comply with clinical trial protocols if quarantines impede patient movement or interrupt healthcare services, or impact on the workforce of the third parties and CROs on which the Company rely could adversely impact the ability to conduct preclinical studies, enroll and retain patients in clinical trials and conduct the clinical trials of the product candidates on expected timeframes or to complete such studies, and the ability to ultimately obtain regulatory approval.

Fair value measurements

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs such as quoted prices for identical instruments in active markets;

Level 2 — Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily include cash, accrued expenses and other liabilities, other payable due to related parties, warrants and convertible preferred shares. Convertible preferred shares were initially recorded at issue price net of issuance costs. The fair value of the other financial instruments closely approximates their fair value due to their short maturities.

Cash

Cash deposits placed with banks which are unrestricted as to withdrawal or use.

Other Receivables

Other receivables are from the third party (non - trade), sales agent and employees (other than related parties) that arose in a manner other than the ordinary course of business. As of December 31, 2023, the Company recorded $762 of ATM offering proceeds that were not received as other receivables due from the sales agent in accordance with ASC 505 - 10 - 45 - 2 since such offering proceeds were fully collected in cash within a short period of time subsequent to year-end and before the financial statements are issued.

Deferred offering costs

Deferred offering costs consist of legal, accounting and other costs incurred through the balance sheet date that are directly related to the Company’s initial public offering and that will be charged to shareholder’s deficit upon the completion of the initial public offering. Should the initial public offering prove to be unsuccessful, the deferred offering costs, will be charged to operating expense in the consolidated statement of operations and comprehensive loss. Total deferred offering cost of $1,844 reclassed to additional-paid-in-capital upon IPO.

Follow-on offering cost consist of regulation, legal, accounting and other costs, the Company recorded follow-on offering cost of $883 and reclassed to additional-paid-in-capital as of December 31, 2023.

ATM offering costs consist of legal, accounting and other costs, the Company recorded an offering cost of $347 and reclassed to additional-paid-in-capital as of December 31, 2023.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Property and equipment consist of laboratory equipment, transportation equipment, office equipment, and leasehold improvements. Depreciation for laboratory equipment, transportation equipment and office equipment is computed on a straight-line basis over estimated useful lives which are 5 years and leasehold improvement is computed on a shorter of the remaining lease terms or estimated useful lives.

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets.

Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations and comprehensive loss.

Long-lived asset impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. No impairment loss was recorded for the years ended December 31, 2021, 2022 and 2023.

Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company. The Company operates and manages it business as a single segment. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Company has only one operating segment and one reportable segment.

Research and development expenses

Research and development expenses primarily include (1) payroll, share-based compensation and other related costs of personnel engaged in research and development activities, (2) in-licensed patent rights fee of exclusive development rights of drugs granted to the Company, (3) costs related to preclinical testing of the Company’s technologies and clinical trials such as payments to contract research organizations (“CRO”) and contract manufacturing organizations (“CMO”), investigators and clinical trial sites that conduct the clinical studies; (4) costs to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, (5) other research and development expenses. Research and development expenses are charged to expense as incurred when these expenditures relate to the Company’s research and development services and have no alternative future uses in accordance with ASC 730, Research and Development.

Accrued research and development expenses

The Company is required to estimate its expenses resulting from its obligations under contracts with vendors, consultants and CROs, in connection with conducting research and development activities. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which the services are provided under such contracts. The Company reflects research and development expenses in the consolidated financial statements by matching those expenses with the period in which services and efforts are expended. The Company account for these expenses according to the progress of the preclinical or clinical study as measured by the timing of various aspects of the study or related activities and determine accrual estimates through review of the underlying contracts along with discussions with research and other key personnel as to the progress of studies, or other services being conducted. During the course of a study, the Company adjusts its rate of expense recognition if actual results differ from its estimates. Estimates for accrued research and development expenses are classified as accrued expenses on the accompanying consolidated balance sheet.

As of December 31, 2023, the Company has several ongoing clinical studies in various clinical trial stages. The contracts with CRO and CMO are generally cancellable, with notice, at the Company’s option. The Company did not record any accrued expenses related to cancellation of CRO or CMO contracts as of December 31, 2022 and 2023 as the Company did not have any plan to cancel the existing CRO or CMO contracts.

Leases

On January 1, 2022, The Company adopted ASC Topic 842, Leases (the “new lease standard”) by applying the modified retrospective approach to all leases. Under this guidance, lessees are required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases. The Company elected the package of practical expedients upon transition that permits us to not reassess (1) whether any contracts entered into prior to adoption are or contain leases, (2) the lease classification of existing leases and (3) initial direct costs for any leases that existed prior to adoption, (4) identified leases did not contain non-lease components and require no further allocation of the total lease cost.

The Company determines if an arrangement is or contains a lease at inception. The assessment is based on (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the period and (3) whether the Company has the right to direct the use of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. The lease classification affects the expense recognition in the statement of income. Operating lease costs are recorded entirely in operating expenses.

ROU assets and lease liabilities are recognized at commencement date based on the present value of the future minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option. The ROU asset includes any lease payments made but excludes lease incentives and initial direct costs incurred, if any. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Income tax

The Company accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all of a deferred income tax assets will not be realized in the foreseeable future.

The Company evaluates its uncertain tax positions using the provisions of ASC 740-10, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Company recognizes in the financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Company’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Convertible preferred shares

The preferred shares are redeemable by the holders upon a liquidation event, including a deemed liquidation event, which is outside the sole control of the Company, and as such are presented as mezzanine equity. In accordance with ASC 480-10-S99, each issuance of the convertible preferred shares should be recognized at the issuance date fair value, net of issuance costs. The Company did not incur material issuance cost for any preferred shares issued. The non-cumulative undeclared dividends are not recorded in the consolidated balance sheet as the Company does not have the obligation to pay the cumulative dividend before it is declared by the board of directors.

The Company assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model. When convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) is treated as deemed dividends to the preferred shareholders.

On May 3, 2022, total convertible preferred shares issued and outstanding of 7,820,914 shares were all converted to ordinary shares upon the completion of IPO.

Loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

The Company uses the two-class method whereby net loss is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible preferred shares are participating securities as the preferred shares are entitled to receive dividends or distributions on an as converted basis. During periods of loss, the Company allocates no loss to participating securities because the holders of convertible preferred shares have no contractual obligation to share in the losses of the Company.

Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of the convertible preferred shares using the if- converted method, and ordinary shares issuable upon the exercise of share options and warrants, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive. For the periods presented herein, the computation of basic net loss per share using the two-class method is not applicable as the Company is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Company.

Representative’s Warrants

Upon the closing of IPO offering in April 2022, the Company issued to Benchmark the representative of the underwriters warrants for 150,000 shares and are also exercisable on a cashless basis. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Company accounts for its warrants as equity that meet all of the criteria (i) require physical settlement or net - share settlement or (ii) give the Company a choice of net - cash settlement or settlement in its own shares (physical settlement or net - share settlement), the warrants are required to be recorded as a component of additional paid - in capital at the time of issuance and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

Warrants

The Company accounts for warrants as either equity-classified or liability- classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB Accounting Standards Codification ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary Shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

The Company accounts for its warrants as equity that meet all of the criteria (i) require physical settlement or net-share settlement or (ii) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement), the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

Share-based compensation

Awards Granted to Employees

The Company grants share options to eligible employees, management and directors and accounts for these share-based awards in accordance with ASC 718 Compensation-Stock Compensation. Employees’ share- based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method over the requisite service period, which is the vesting period, on a straight-line basis; c) for share-based awards granted with performance condition, using graded vesting method over the period based on the expected milestone achievement dates. Share-based compensation expense is recorded in research and development and general and administrative expenses based on the classification of the work performed by the grantees.

The Company’s determination of the fair value of share option on the date of grant utilized the Binomial Option Pricing Model with the assistance of an independent third-party valuation firm. Grant date fair value was impacted by Belite’s ordinary share price as well as changes in assumptions regarding a number of subjective variables which included, but were not limited to, the expected term that options remained outstanding, the expected ordinary share price volatility over the term of the option awards, risk-free interest rates, and expected dividends.

To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed.

Awards Granted to Non-Employees

The Company has accounted for equity instruments issued to non-employees in accordance with ASU No. 2018-07, Compensation  —  Stock Compensation (Topic 718): Improvements to Nonemployee Share- Based Payment Accounting.

The Company recognizes share-based compensation cost for equity awards to non-employees with a performance condition at the fixed fair value on date of grant over the period based on the expected milestone achievement dates as the derived service period (usually the vesting period), on a straight-line basis. The Company considers the probable outcome of that performance condition when determines share-based compensation expenses and will recognize a cumulative true-up adjustment if the probability of the conditions has changed.

Translation of foreign currency financial statements

The functional currency is the local currency of the respective entities. The United States dollar (“$”) is the functional currency of the Company’s entities incorporated in the Cayman Islands, the United States and Hong Kong; the functional currency of the Company’s Australia subsidiary and Shanghai subsidiary are Australian dollar (“AU$”) and Renminbi (“RMB”), respectively.

The reporting currency of the Company is the United States dollar. Accordingly, the financial statements of the foreign subsidiaries are translated at the following exchange rates: assets and liabilities  —  current rate on balance sheet date; shareholders’ equity  —  historical rate; income and expenses  —  weighted average rate during the year. The resulting translation adjustment is reflected in the accumulated other comprehensive loss.

Transactions denominated in other than the functional currencies are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are included in the consolidated statements of comprehensive loss.

Comprehensive loss

Comprehensive loss represents net loss plus the results of certain changes in shareholders’ deficit during a period from non-owner sources.

Comprehensive loss is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments, which are presented in the consolidated statements of comprehensive loss.

Concentration of risks

Concentration of suppliers

The following suppliers accounted for 10% or more of research and development expenses for the years ended December 31, 2021, 2022 and 2023:

Supplier	2021	2022	2023
A	2,385	$4,559	$7,941
B	1,213	*	6,926
C	765	*	*
*	Represents less than 10% of research and development expenses for the years ended December 31, 2021, 2022 and 2023.

Concentration of credit risk

As of December 31, 2022 and 2023, the aggregate amount of cash of US$36,736 and US$56,837 respectively, were held at major financial institutions located in the United States, and US$5,353 and US$31,320, respectively, were deposited with major financial institutions located outside the United States. The Company is exposed to credit risk on its cash in the event of default by the financial institutions to the extent account balances exceed the amount insured respectively by the Federal Deposit Insurance Corporation (“FDIC”), Hong Kong Deposit Protection Board and Singapore Deposit Insurance Corporation Limited (“SDIC”). The Company’s cash is maintained in bank deposit accounts that exceed insured limits by US$85,880. The FDIC provides coverage of US$250 per depositor. Hong Kong Deposit Protection Board provides a coverage of HK$500 per depositor. The SDIC provides a coverage of US$75 per depositor. The Company believes that it is not exposed to significant credit risk as its deposits are generally held in financial institutions that management believes to be of high credit quality.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, that would enhance disclosures for significant segment expenses for all public entities required to report segment information in accordance with ASC 280. ASC 280 requires a public entity to report for each reportable segment a measure of segment profit or loss that its chief operating decision maker (“CODM”) uses to assess segment performance and to make decisions about resource allocations. The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more useful financial analyses. Currently, Topic 280 requires that a public entity disclose certain information about its reportable segments. For example, a public entity is required to report a measure of segment profit or loss that the CODM uses to assess segment performance and make decisions about allocating resources. ASC 280 also requires other specified segment items and amounts such as depreciation, amortization and depletion expense to be disclosed under certain circumstances. The amendments in ASU 2023-07 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in ASU 2023-07 retrospectively to all prior periods presented in the financial statements. The Company assessed the effect of adopting ASU 2023-07 is not expected to have a material impact on the Company’s results within the consolidated statements of operations and financial condition.

In December 2023, the FASB issued ASU No. 2023 - 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023 - 09”). The intent of ASU 2023 - 09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023 - 09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023 - 09 should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the potential impact of ASU 2023 - 09 on its consolidated financial statements and disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.